SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance and Basis of presentation
Statement of compliance
The interim condensed consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, have been omitted or condensed.

These condensed consolidated financial statements as of and for the three and six months ended June 30, 2018 were approved and authorized for issue by the Board of Directors of the partnership on July 31, 2018.

b)	Basis of presentation
The interim condensed consolidated financial statements are prepared using the same accounting policies and methods as those used in the consolidated financial statements for the year ended December 31, 2017, except for accounting standards adopted as identified in Note c) below. Consequently, the information included in these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the partnership’s annual report on Form 20-F for the year ended December 31, 2017.

The interim condensed consolidated financial statements are unaudited and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with IFRS. The results reported in these interim condensed consolidated financial statements should not necessarily be regarded as indicative of results that may be expected for the entire year.

The interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. Dollars rounded to the nearest million unless otherwise indicated.

Adoption of Accounting Standards and Future Accounting Policy
Adoption of Accounting Standards
IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)
The partnership adopted IFRS 15 effective January 1, 2018. IFRS 15 specifies how and when revenue should be recognized as well as requiring more informative and relevant disclosures. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The standard supersedes IAS 18, Revenue, IAS 11, Construction Contracts and a number of revenue-related interpretations. IFRS 15 applies to nearly all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. The partnership’s revenue from leases are outside the scope of IFRS 15. The partnership’s material revenue streams subject to IFRS 15 are hospitality revenue and non-lease components within lease arrangements arising from the recovery of certain operating expenses from tenants. The adoption of IFRS 15 did not result in any material change to the pattern of revenue recognition by the partnership. The partnership adopted the standard using the modified retrospective approach with no restatement of comparatives and did not record any adjustment upon adoption. The partnership made additional disclosures in Note 20, Commercial Property Revenue, Note 21, Hospitality Revenue and Note 34, Segment Information, as a result of the adoption.
Following the adoption of IFRS 15, the partnership has separately disclosed other revenue from tenants in Note 20, Commercial Property Revenue, which consists of non-lease components within lease arrangements arising from the recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15. Other revenue from tenants is recognized when the partnership has satisfied its performance obligation by delivering services as agreed upon in the lease agreements to tenants at an amount equal to the component of revenue allocated to such performance obligation.
The recognition pattern of hospitality revenue is not impacted upon adoption of IFRS 15. Room revenue is recognized net of taxes and levies. The partnership recognizes net wins from casino gaming activities, the difference between gaming wins and losses, as gaming revenue. Advance deposits from guests’ bookings of rooms and leisure activities are deferred and included as a liability until services are provided to guests. Similarly, the partnership recognizes a liability for deposits received from patrons before gaming activities occurs as well as for chips in patron’s possession. Revenue from accommodation is recognized over the period that the guest stays at the hotel; food and beverage revenue is recognized when goods and services are provided; and revenue from leisure activities is recognized when leisure activities are completed given the short duration.
The recognition pattern of fee revenue is not impacted upon adoption of IFRS 15. It is recognized over a period of time as the partnership satisfies its performance obligations as agreed upon in contracts with customers.
IFRS 9, Financial Instruments (“IFRS 9”)
The partnership adopted IFRS 9 effective January 1, 2018. IFRS 9 supersedes IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 establishes principles for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows. This new standard also includes a new general hedge accounting standard which will align hedge accounting more closely to risk management. It does not fully change the types of hedging relationships or the requirement to measure and recognize ineffectiveness, however, it will allow more hedging strategies that are used for risk management to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship.
The partnership adopted IFRS 9 retrospectively with no restatement of comparatives. The adoption did not result in any material adjustment to the carrying amounts of financial assets, financial liabilities or opening retained earnings.
The following table presents the types of financial instruments held by the partnership within each financial instrument classification under IAS 39 and IFRS 9:

	IAS 39		IFRS 9
	Classification	Measurement basis	Classification and measurement basis
Financial assets
Participating loan interests	Loans and receivables	Amortized cost	FVTPL
Loans and notes receivable	Loans and receivables	Amortized cost	Amortized cost
Other non-current assets
Securities designated as FVTPL	FVTPL	Fair value	FVTPL
Derivative assets	FVTPL	Fair value	FVTPL
Securities designated as AFS	AFS	Fair value	FVTOCI
Restricted cash	Loans and receivables	Amortized cost	Amortized cost
Accounts receivable and other
Derivative assets	FVTPL	Fair value	FVTPL
Other receivables	Loans and receivables	Amortized cost	Amortized cost
Cash and cash equivalents	Loans and receivables	Amortized cost	Amortized cost
Financial liabilities
Debt obligations	Other liabilities	Amortized cost	Amortized cost
Capital securities	Other liabilities	Amortized cost	Amortized cost
Capital securities - fund subsidiaries	Other liabilities	Fair value	FVTPL
Other non-current liabilities
Loan payable	FVTPL	Fair value	FVTPL
Other non-current financial liabilities	Other liabilities	Amortized cost	Amortized cost
Derivative liabilities	FVTPL	Fair value	FVTPL
Accounts payable and other liabilities	Other liabilities	Amortized cost	Amortized cost

For financial instruments measured at amortized cost, the partnership assesses if there have been significant increases in credit risk since initial recognition to determine whether lifetime or 12-month expected credit losses should be recognized. Any related loss allowances are recorded through profit or loss. The change in impairment policy did not have a material impact on the partnership’s financial statements.
The adoption of IFRS 9 did not have any material impact to the partnership’s policy for hedge accounting applied to certain derivative instruments. The partnership’s accounting policy is outlined in Note 2, Summary of Significant Accounting Policies, of the consolidated financial statements for the year ended December 31, 2017.
Future Accounting Policy
IFRS 16, Leases (“IFRS 16”)
IFRS 16 supersedes IAS 17, Leases and related interpretations and is effective for periods beginning on or after January 1, 2019, with earlier adoption permitted if IFRS 15 has also been applied. IFRS 16 brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained.
The partnership has participated in strategic planning sessions with its subsidiaries and associates in order to provide guidance regarding the key considerations and to develop an adoption project plan. The partnership is completing its assessment of existing contractual arrangements to identify the existing population of leases that would be capitalized under the new standard. Next steps include performing an initial quantification of the existing obligations, assessing any potential impact to IT systems and internal controls and reviewing the additional disclosures required by the new standard.
The partnership currently anticipates adopting the standard using the modified retrospective approach, which results in a one-time adjustment to opening retained earnings as of January 1, 2019 as if the standard had always been in effect, and intends to complete the transition using the current definition of a lease. The partnership is evaluating the practical expedients and policy choice options to determine which ones will be adopted.

The partnership will continue to evaluate the overall impact of IFRS 16 on its consolidated financial statements.

Estimates
Estimates
The preparation of the partnership’s interim condensed consolidated financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the partnership’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Summary of Significant Accounting Policies, to the partnership’s consolidated financial statements for the year ended December 31, 2017 and have been consistently applied in the preparation of the interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2018.

Operating segments
Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.